Commitments and contingencies - Summary of Non Cancellable Operating Lease Agreements (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Commitments And Contingencies Disclosure [Abstract]
2022	$ 1,080
2023	243
2024	21
Total	$ 1,344